Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 04, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The HCMCC generally does not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information, except as set forth below in 2025. The HCMCC does not take material nonpublic information into account when determining the timing and terms of equity awards. We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the third business day following the submission of our Form 10-K; awards to non-employee members of our Board are made on the date of the director's initial election to the Board and on the date of the Company's annual meeting; and awards to new hires are typically made to eligible employees within one month of hire. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. We also do not time the release of material nonpublic information based on equity award grant dates.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the Company’s NEOs in 2025 during the period from four business days before to one business day after the filing of the Company’s Current Report on Form 8-K on March 5, 2025 to disclose our change in auditors. The Company did not grant any stock options to NEOs of the Company in 2025 during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing the Company's Annual Report on Form 10-K or any other Current Report on Form 8-K.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Bassil I. Dahiyat, Ph.D.	3/4/2025	329,236	14.15	2,727,018	(2.1)%
Bart Jan Cornelissen	3/4/2025	65,847	14.15	515,712	(2.1)%
John R. Desjarlais, Ph.D.	3/4/2025	89,552	14.15	701,368	(2.1)%
Celia E. Eckert	3/4/2025	65,847	14.15	515,712	(2.1)%

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The HCMCC does not take material nonpublic information into account when determining the timing and terms of equity awards. We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the third business day following the submission of our Form 10-K; awards to non-employee members of our Board are made on the date of the director's initial election to the Board and on the date of the Company's annual meeting; and awards to new hires are typically made to eligible employees within one month of hire.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Bassil I. Dahiyat, Ph.D.	3/4/2025	329,236	14.15	2,727,018	(2.1)%
Bart Jan Cornelissen	3/4/2025	65,847	14.15	515,712	(2.1)%
John R. Desjarlais, Ph.D.	3/4/2025	89,552	14.15	701,368	(2.1)%
Celia E. Eckert	3/4/2025	65,847	14.15	515,712	(2.1)%

Dahiyat [Member]
Awards Close in Time to MNPI Disclosures
Name		Bassil I. Dahiyat, Ph.D.
Underlying Securities | shares		329,236
Exercise Price | $ / shares		$ 14.15
Fair Value as of Grant Date | $		$ 2,727,018
Underlying Security Market Price Change		(0.021)
Cornelissen [Member]
Awards Close in Time to MNPI Disclosures
Name		Bart Jan Cornelissen
Underlying Securities | shares		65,847
Exercise Price | $ / shares		$ 14.15
Fair Value as of Grant Date | $		$ 515,712
Underlying Security Market Price Change		(0.021)
Desjarlais [Member]
Awards Close in Time to MNPI Disclosures
Name		John R. Desjarlais, Ph.D.
Underlying Securities | shares		89,552
Exercise Price | $ / shares		$ 14.15
Fair Value as of Grant Date | $		$ 701,368
Underlying Security Market Price Change		(0.021)
Eckert [Member]
Awards Close in Time to MNPI Disclosures
Name		Celia E. Eckert
Underlying Securities | shares		65,847
Exercise Price | $ / shares		$ 14.15
Fair Value as of Grant Date | $		$ 515,712
Underlying Security Market Price Change		(0.021)